Going Concern	6 Months Ended
Jun. 30, 2025
Going Concern [Abstract]
Going Concern
3.	Going Concern:

The Company for the six months ended June 30, 2025 the Company realized a net income of $7,563 and generated cash flow from operations of $19,225. At June 30, 2025, the Company had a working capital deficit of $30,559, which includes an amount of $7,850 of unearned revenue that represents current liabilities that do not require future cash settlement and an amount of $13,654 of consideration due to Mr. Evangelos J. Pistiolis.

Furthermore, as per the Newbuilding Yacht contract the Company has contractual commitments of Euro 12,500 or $14,659 payable in the next 12 months.

In the Company’s opinion, the Company will be able to finance its working capital deficit in the next 12 months with cash on hand, operational cash flow, and the anticipated successful completion of its refinancing (See Note 12). The Company believes it has the ability to continue as a going concern and consequently, the unaudited interim condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.